LKCM FUNDS
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES
J. Luther King, Jr., CFA  Jacqui Brownfield
Chairman of the Board,    Secretary & Treasurer
President
Paul W. Greenwell         Joseph C. Neuberger
Vice President            Assistant Treasurer
H. Kirk Downey            Victoria A. Kampa
Trustee                   Assistant Secretary
Earle A. Shields, Jr.     Robert Kern
Trustee                   Assistant Secretary
--------------------------------------------------------------------------------

INVESTMENT ADVISER
   Luther King Capital Management Corporation
   301 Commerce Street, Suite 1600
   Fort Worth, TX 76102
--------------------------------------------------------------------------------

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT, SHAREHOLDER SERVICING
AGENT & CUSTODIAN
   Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
--------------------------------------------------------------------------------

LEGAL COUNSEL
   Kirkpatrick & Lockhart LLP
   1800 Massachusetts Avenue, N.W.
   2nd Floor
   Washington, D.C. 20036-1800
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS
   Deloitte & Touche LLP
   411 East Wisconsin Avenue
   Milwaukee, WI 53202
--------------------------------------------------------------------------------

DISTRIBUTOR
   First Data Distributors, Inc.
   4400 Computer Drive
   Westboro, MA 01581
--------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
                                      LKCM
                                     FUNDS
--------------------------------------------------------------------------------



                           LKCM SMALL CAP EQUITY FUND
                           LKCM EQUITY FUND
                           LKCM BALANCED FUND
                           LKCM FIXED INCOME FUND
                           LKCM INTERNATIONAL FUND




                               Semi-Annual Report
                                  June 30, 1999

                                   LKCM FUNDS
                                 ===============

DEAR FELLOW SHAREHOLDERS:
We are pleased to report the following performance information for the LKCM
Funds:

                                                                             AVERAGE
                                                               SIX MONTH      ANNUAL
                                                                TOTAL          TOTAL
                                             NET ASSET          RETURN        RETURN
                              INCEPTION      VALUE AT            ENDED         SINCE
FUNDS                           DATES         6/30/99           6/30/99      INCEPTION
LKCM Equity Fund              01/03/96        $16.30             13.27%        19.28%
  S&P 500                                                        12.38%        27.99%

LKCM Small Cap Fund           07/14/94        $17.27              9.86%        17.25%
  Russell 2000                                                    9.28%        15.00%
  S&P 500                                                        12.38%        27.54%

LKCM International Fund       12/30/97        $11.21              1.82%         7.93%
  EAFE Index*                                                     3.97%        15.94%

LKCM Balanced Fund            12/30/97        $11.85              8.18%        14.26%
  S&P 500                                                        12.38%        27.90%
  Lehman Bond Index**                                            (2.28%)        3.95%

LKCM Fixed Income Fund        12/30/97         $9.89             (1.12%)        4.02%
  Lehman Bond Index**                                            (2.28%)        3.95%

* Morgan Stanley Capital International Europe, Australasia, Far East Index **Lehman Brothers Intermediate Government/Corporate Bond Index

     The U.S stock market proved resilient in the first half of 1999, especially in the face of interest rates that have risen steadily since the beginning of the year. But, more importantly, the first half of 1999 may have marked an inflection point in the make-up of stock market returns. Over the last several years, the stock market's tremendous advance has been driven by out-sized performance of shares among an exclusive, and ever-narrowing, group of large, growth-oriented companies. This phenomenon was sustained for most of the first quarter as investors continued to fixate on a handful of predictable large-companies despite extreme price performance and valuation dichotomies. However, as sentiment towards recovering global economies became more favorable and concerns mounted about rising interest rates, shares of small and mid-sized companies surged. In a sense, the drivers of the strong stock market performance in the first half of 1999, in the face of rising interest rates, were also the drivers of a greater number of companies participating in the market advance. Over the last two quarters, company earnings have generally exceeded expectations held by investors as we entered the year. At the same time, the emerging economies, whose problems troubled global financial markets last year, showed signs of recovery. One repercussion of the broad-based economic strength was higher industrial commodity prices, including oil, and the consequent rise in interest rates, which culminated in a precautionary response by the Federal Reserve to tighten monetary policy as a defense against looming inflationary pressures. Of course, the overall investment climate described above influences the investment returns of the LKCM Funds.

     The LKCM Equity Fund is managed to provide long-term capital appreciation via investment primarily in common stocks of mid-sized and large companies. During the first half of 1999, the LKCM Equity Fund outpaced its benchmark, the S&P 500, and continued to post attractive absolute total returns. In addition to a stock selection process that emphasizes quality companies with above-average profitability, utilization of a valuation discipline paid off during the quarter. The performance impact of the fund's under-weight position in technology and communications versus the S&P 500 was largely offset by superior stock selection in those sectors. An overweight position in the energy sector also positively impacted performance. As of June 30, 1999, the total net assets of the portfolio were $44,967,225 with 92.5% of net assets invested in common stocks and 7.5% in cash reserves net of liabilities. The Fund's collection of attractively-valued investments in the common stocks of larger companies with strong free cash flow and medium-sized companies with niche businesses positions the fund well for the balance of the year.

     The LKCM Small Cap Fund is managed to maximize capital appreciation through investment primarily in the shares of smaller companies. The total return of the LKCM Small Cap Fund for the first half of 1999 exceeded that of its primary benchmark, the Russell 2000 Index. The Fund's successful investment strategy focuses on investing in shares of reasonably valued, niche companies with above average return and growth prospects. Our attraction to reasonable value helped the Fund outperform the negative returns experienced by shares of small companies in the first quarter while our appreciation for growth as a performance driver allowed the fund to keep up with strong small-stock returns in June. The performance of individual stocks had a greater impact on portfolio performance than did sector weightings relative to the Russell 2000. In general, the Fund had an overweight position in energy, healthcare, and consumer-related companies. Technology and Finance were under-represented in the portfolio. As of June 30, 1999, total net assets of the portfolio were $225,916,924 with 92.1% of net assets invested in common and preferred stocks and 7.9% in cash reserves net of liabilities. The Fund has taken advantage of small companies being "out-of-favor" over the past several years to build a portfolio of solid businesses at attractive prices.

     The LKCM International Fund is managed in a style that seeks absolute returns. The Fund posted a 1.8% return for the first half of 1999 versus an MSCI EAFE return of 4.0%. Attribution analysis shows that reduced exposure to Europe and increased play in Japan accompanied by active currency hedging were important. European cyclicals bounced while our defensive holdings were hit in the first quarter of 1999. In the second quarter of 1999, Japan accounted for 65% of fund performance, where our view was thematic (hi-tech, telephony, capital investment, weak yen). In the first half of 1999 the asset base of the Fund remained flat: US$58.1m on July 1, 1999 (US$57.0m on January 1, 1999). Looking ahead, the answers to three questions are likely to determine growth and, therefore, equity markets in the second half of 1999: Will the US slowdown of its own accord? Will there be a self-sustaining recovery in Japan? And, will Euroland growth pick up from below potential?

     The LKCM Balanced Fund is managed using a total return approach, which emphasizes capital appreciation, income generation, and protection against excessive volatility. In order to attain the desired reward/risk profile, the Fund invests in a blend of common stocks, convertible securities, government and corporate bonds, and cash. Through June 30, the Fund has performed in line with expectations, between the total return of the S&P 500 Index of common stocks and the Lehman Brothers Government/Corporate Bond Index. While the bond component of the portfolio remains an integral part of managing the portfolio's risk characteristics, the common stock investments drove overall performance during the first half of 1999. Late last year, the Fund stepped up its commitment to communications-related technology, which made a material contribution to portfolio performance during the period. As of June 30, 1999, total net assets were $4,444,428 and the asset mix was 67.5% in common stocks, 3.4% in convertible securities, 25.5% in corporate bonds, and 3.6% in cash reserves net of liabilities. The "total return" philosophy of controlling risk via a blend of asset classes remains an attractive investment alternative for most market environments.

     LKCM Fixed Income Fund emphasizes current income and capital preservation. The Fund's strategy is to invest in a combination of noncallable bonds for their offensive characteristics and callable bonds as defensive investments in order to create a high quality, low volatility, intermediate maturity portfolio. The Fund modestly trailed its bogey, the Lehman Brothers Intermediate Government/Corporate Bond Index, during the first half of 1999, as the yield differential between corporate bonds and government bonds widened. We have relied upon our internal research capabilities in order to identify corporate bonds with strong credit profiles and attractive yields. The average effective maturity of the Fund at the end of the period was approximately 4.9 years and the average quality was A+. As of June 30, 1999, total net assets were $19,396,931 and the asset mix was 70.2% in corporate bond, 27.1% in U.S. Treasury Notes, and 2.7% in cash reserves net of liabilities. The portfolio is well positioned to benefit from the current environment of low inflation and continued economic growth.

     We continue to be optimistic about the durability of the bull market that has characterized the 1990s and prospects for a renewal of broad-based earnings growth seems increasingly evident. However, in the short term, the stock market appears to exhibit a rising level of risk as we enter the late summer or early fall. After taking the first step of raising interest rates in June, we would expect the Federal Reserve Board to raise interest rates again if the economy continues to exhibit signs of above-average growth in conjunction with upward pressure on wages or prices. Additionally, the approaching of the new millennium may cause investor jitters in the fall. Nevertheless, as we relay these cautions, we are excited about the attractive investment opportunities that we continue to uncover for the LKCM Funds. We continue to focus the majority of our analytical efforts on companies with high and sustainable returns on invested capital, strong and growing cash flows, and high-quality balance sheets. Such companies often have leadership positions in their respective industries with opportunities to reinvest excess cash flows at attractive rates of return or reinvest in their existing business by repurchasing shares. We believe that these fundamental drivers coupled with our valuation discipline result in investments with a reward/risk trade-off that will provide solid long-term investment results to the shareholders of the LKCM Funds.

Regards,



/s/ J. Luther King, Jr., CFA
J. Luther King, Jr., CFA
July 27, 1999

                     LKCM SMALL CAP EQUITY FUND

                      SCHEDULE OF INVESTMENTS

                      JUNE 30, 1999 (UNAUDITED)


--------------------------------------------------------
COMMON STOCKS - 91.99%              SHARES        VALUE
--------------------------------------------------------
BASIC MATERIALS - 0.98%
   ICO, Inc.                       549,300   $  686,625
   UCAR International Inc. #        60,000    1,515,000
                                            -----------
                                              2,201,625
                                            -----------
CAPITAL GOODS - 12.84%
   Blount International, Inc. -
     Class A                       198,900    5,407,594
   Casella Waste Systems, Inc. #    70,000    1,820,000
   Chart Industries, Inc. #        170,000    1,338,750
   Diebold, Inc.                    70,000    2,012,500
   Justin Industries, Inc.         320,000    4,460,000
   Lindsay Manufacturing Company   225,000    3,951,563
   Reliance Steel & Aluminum
     Company                        87,500    3,412,500
   Scott Technologies, Inc. #      175,000    3,368,750
   Superior Services, Inc.         121,000    3,229,188
                                            -----------
                                             29,000,845
                                            -----------

CONSUMER CYCLICALS - 23.85%
   Atlantic Gulf Communities
     Corporation #                   7,762       11,656
   A.H. Belo Corporation -
     Common Series A               110,000    2,165,625
   Boise Cascade Office Products
     Corporation #                  70,000     822,500
   Career Education Corporation #   70,000   2,366,875
   Carmike Cinemas, Inc. - Class A #91,700   1,461,469
   Centex Corporation               60,000   2,253,750
   Copart, Inc. #                  100,000   2,125,000
   G & K Services Inc. - Class A    75,000   3,928,125
   Happy Kids, Inc.#               110,200     957,362
   Harte-Hanks, Inc.               170,000   4,611,250
   ITT Educational Services, Inc. #100,000   2,606,250
   Iron Mountain Incorporated #    100,000   2,862,500
   Kevco, Inc. #                   125,300   1,025,894
   Mac-Gray Corporation #           50,000     437,500
   Metro Networks, Inc. #           55,000   2,935,625
   Mobile Mini, Inc. #             191,000   3,736,437
   Penton Media, Inc.               70,000   1,697,500
   PETsMART, Inc. #                120,000   1,230,000
   Pier 1 Imports, Inc.            257,500   2,896,875
   Play By Play Toy & Novelties,
     Inc. #                        215,000     880,156
   Quest Education Corporation #   115,000   1,214,687
   Romac International, Inc. #     120,000   1,065,000
   Strayer Education, Inc.          40,000   1,227,500
   TJ International, Inc.           85,000   2,635,000
   Tractor Supply Company #        115,000   3,140,937
   Tuesday Morning Corporation #   100,000   2,550,000

-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
CONSUMER CYCLICALS - (CONTINUED)
   White Cap Industries, Inc. #     87,500  $ 1,033,594
                                            -----------
                                             53,879,067
                                            -----------

CONSUMER STAPLES - 3.55%
   International Home Foods, Inc. # 80,000    1,475,000
   Luby's, Inc.                     75,000    1,125,000
   Patterson Dental Company #      100,000    3,475,000
   Taco Cabana, Inc. - Class A #   190,100    1,936,644
                                            -----------
                                              8,011,644
                                            -----------

ENERGY - 6.78%
   Tom Brown, Inc. #               100,000    1,556,250
   Carbo Ceramics, Inc.             40,000    1,217,500
   Dril-Quip, Inc. #                75,000    1,720,312
   Encal Energy Ltd.  # (1)        487,500    2,387,930
   HS Resources, Inc. #            110,000    1,622,500
   Input/Output, Inc. #            145,000    1,096,563
   Nabors Industries, Inc. #        67,500    1,649,531
   Santa Fe Snyder Corporation     276,750    2,110,219
   Stolt Comex Seaway, S.A. #      100,000    1,087,500
   Varco International, Inc. #      80,000      875,000
                                            -----------
                                             15,323,305
                                            -----------

FINANCIAL SERVICES - 10.31%
   American Heritage Life
     Investment Corporation        100,000    2,450,000
   AmeriCredit Corporation #        50,000      800,000
   AmerUs Life Holdings, Inc. -
     Class A                       108,712    2,935,224
   Astoria Financial Corporation    23,000    1,010,563
   CNA Surety Corporation #        210,000    3,215,625
   Cullen/Frost Bankers, Inc.       75,000    2,067,187
   FVNB Corporation                 19,000      560,500
   INSpire Insurance Solutions,
     Inc. #                        100,000    1,450,000
   Investment Technology
     Group, Inc. #                  55,260    1,789,042
   Jefferies Group, Inc.            30,000      900,000
   PawnMart, Inc. #                 50,000      123,438
   Southwest Securities Group, Inc. 20,000    1,435,000
   StanCorp Financial Group, Inc. # 26,900      807,000
   Texas Regional Bancshares, Inc. 138,000    3,751,875
                                            -----------
                                             23,295,454
                                            -----------

HEALTH CARE - 10.26%
   Intelligent Polymers Limited #  150,000    6,281,250
   Jones Pharma Incorporated        75,000    2,953,125

See notes to financail statements.

                     LKCM SMALL CAP EQUITY FUND
                      SCHEDULE OF INVESTMENTS
                      JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
HEALTH CARE - (CONTINUED)
   Maxxim Medical, Inc. #          179,400  $ 4,182,262
   Mid Atlantic Medical Services,
     Inc. #                        180,000    1,777,500
   Prime Medical Services, Inc. #  203,700    1,502,288
   Sybron International
     Corporation #                 155,000    4,272,188
   Teva Pharmaceutical
     Industries Ltd. - ADR          45,000    2,205,000
                                            -----------
                                             23,173,613
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 2.83%
   Brandywine Realty Trust          87,000    1,723,687
   Crescent Real Estate
     Equities Trust                 90,000    2,137,500
   Prentiss Properties Trust        75,000    1,762,500
   Storage USA, Inc.                24,500      780,938
                                            -----------
                                              6,404,625
                                            -----------

TECHNOLOGY - 3.80%
   Bell & Howell Company #          40,000    1,512,500
   Dallas Semiconductor Corporation 77,500    3,913,750
   Entrust Technologies, Inc. #     10,000      332,500
   RadiSys Corporation #            30,000    1,166,250
   Tekelec #                        95,000    1,157,813
   VocalTec Communications Ltd. #   40,000      500,000
                                            -----------
                                              8,582,813
                                            -----------

TELECOMMUNICATIONS - 8.90%
   AT&T Canada, Inc. #              60,000    3,843,750
   ANTEC Corporation #              40,000    1,282,500
   CapRock Communications
     Corporation #                  63,000    2,551,500
   Crown Castle International
     Corporation #                 240,000    4,995,000
   ITC DeltaCom, Inc. #            115,000    3,220,000
   Metrocall, Inc. #               252,450      694,237
   Pacific Gateway Exchange, Inc. # 37,000    1,077,625
   Pinnacle Holdings, Inc. #       100,000    2,450,000
                                            -----------
                                             20,114,612
                                            -----------

TRANSPORTATION - 7.89%
   Covenant Transport, Inc.- Class A #90,000  1,417,500
   Kirby Corporation #             280,000    5,932,500
   RailAmerica, Inc. #             584,500    6,027,656
   Swift Transporation Co., Inc. # 202,500    4,455,000
                                            -----------
                                             17,832,656
                                            -----------
TOTAL COMMON STOCK
   (cost $159,442,663)                     $207,820,259
                                            -----------

-------------------------------------------------------
PREFERRED STOCK - 0.08%             SHARES        VALUE
-------------------------------------------------------
TOTAL COMMON STOCK
   (cost $159,442,663)                     $207,820,259
                                            -----------

CONSUMER CYCLICALS - 0.08%
   Atlantic Gulf Communities
     Corporation #@*                26,017      185,371
                                            -----------
TOTAL PREFERRED STOCK
   (cost $293,585)                              185,371
                                            -----------

-------------------------------------------------------
WARRANTS - 0.02%
-------------------------------------------------------
CONSUMER CYCLICALS - 0.01%
   Atlantic Gulf Communities
     Corporation - Class A #@*      17,345        3,252
   Atlantic Gulf Communities
     Corporation - Class B #@*      17,345        3,252
   Atlantic Gulf Communities
     Corporation - Class C #@*      17,345        3,252
                                            -----------
                                                 9,756
                                            -----------
FINANCIAL SERVICES - 0.01%
   PawnMart, Inc. - Class A,
     expires 3/11/2003 #            50,000       17,188
   PawnMart, Inc. - Class B,
      expires 3/11/2004 #           50,000        9,375
                                            -----------
                                                 26,563
                                            -----------
TOTAL WARRANTS
   (cost $12,497)                                36,319
                                            -----------

-------------------------------------------------------
CASH EQUIVALENT - 7.18%          PRINCIPAL        VALUE
-------------------------------------------------------
SHORT TERM INVESTMENTS - 7.18%
   Firstar Bank Repo., 3.30%   $ 5,365,000    5,365,000
     dated 7/1/1999, due
   Firstar Bank Demand Note,
     4.97% due 12/31/2031       10,856,468   10,856,468
TOTAL CASH EQUIVALENTS -
     (cost $16,221,468)                      16,221,468
                                            -----------

TOTAL INVESTMENTS - 99.27%
   (cost $175,970,213)                      224,263,417
                                            -----------

Other Assets in excess of
   liabilities - 0.73%                        1,653,507
                                            -----------
Total Net Assets - 100.00%                 $225,916,924
                                           ============

# - Non-income producing security.
(1) - Foreign Security.
@ - Security issued as a private placement and is illiquid by virtue of the absence of a readily available market.
* - Security valued at fair value - See Note A to the financial statements. ADR - American Depository Receipts.

See notes to financial statements.

                          LKCM EQUITY FUND
                      SCHEDULE OF INVESTMENTS
                      JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
COMMON STOCK - 92.52%               SHARES        VALUE
-------------------------------------------------------
BASIC MATERIALS - 6.21%
   du Pont (E.I.) de Nemours &
     Company                        14,000    $ 956,375
   Louisiana-Pacific Corporation    39,400      935,750
   MacMillan Bloedel Limited        50,000      900,000
                                            -----------
                                              2,792,125
                                            -----------

CAPITAL GOODS - 11.46%
   Blount International, Inc. - Class A40,000 1,087,500
   Browning-Ferris Industries, Inc. 20,000      860,000
   Deere & Company                  17,000      673,625
   Diebold, Inc.                    18,000      517,500
   General Electric Company          8,000      904,000
   Waste Management, Inc.           20,675    1,111,281
                                            -----------
                                              5,153,906
                                            -----------

CONSUMER CYCLICALS - 13.35%
   A.H. Belo Corporation -
     Common Series A                15,000     295,312
   H&R Block, Inc.                  12,000     600,000
     Gannett Company, Inc.          17,000   1,213,375
   Home Depot, Inc.                 17,000   1,095,436
   Sherwin-Williams Company         26,000     721,500
   Starwood Hotels & Resorts
   Worldwide, Inc.                  20,100     614,306
   Tandy Corporation                30,000   1,466,250
                                            -----------
                                             6,006,179
                                            -----------

CONSUMER STAPLES - 12.28%
   Colgate-Palmolive Company         7,000      691,250
   H.J. Heinz Company               14,500      726,812
   Infinity Broadcasting
     Corporation - Class A #        31,000      922,250
   Kimberly-Clark Corporation       20,000    1,140,000
   PepsiCo, Inc.                    20,000      773,750
   Phillip Morris Companies, Inc.   15,600      626,925
   U.S. Foodservice #               15,000      639,375
                                            -----------
                                              5,520,362
                                            -----------

ENERGY - 13.53%
   Anadarko Petroleum Corporation    8,000      294,500
   Burlington Resources, Inc.       16,000      692,000


--------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
--------------------------------------------------------
ENERGY - (CONTINUED)
   Cabot Oil & Gas Corporation      20,000    $ 372,500
   Exxon Corporation                18,000    1,388,250
   Halliburton Company              17,000      769,250
   Mobil Corporation                12,000    1,188,000
   Occidental Petroleum
     Corporation                    20,000      422,500
   Schlumberger, Limited            15,000      955,313
                                            -----------
                                              6,082,313
                                            -----------

FINANCIAL SERVICES - 11.30%
   American General Corporation     15,000    1,130,625
   Associates First Capital
     Corporation                    16,000      709,000
   Astoria Financial Corporation     5,000      219,687
   C.I.T. Group, Inc. - Class A     26,900      776,738
   Hibernia Corporation             30,000      470,625
   The MONY Group, Inc.             25,600      835,200
   Wells Fargo Company              22,000      940,500
                                            -----------
                                              5,082,375
                                            -----------

HEALTH CARE - 8.37%
   Merck & Company, Inc.             9,000      666,000
   Pharmacia & Upjohn, Inc.         12,000      681,750
   Schering-Plough Corporation      15,000      795,000
   SmithKline Beecham PLC ADR       12,000      792,750
   Sybron International
      Corporation #                 30,000      826,875
                                            -----------
                                              3,762,375
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 1.06%
   Crescent Real Estate Equities
     Company                        20,000      475,000
                                            -----------

TECHNOLOGY - 10.27%
   Cisco Systems, Inc. #            20,000    1,288,750
   Hewlett-Packard Company          10,000    1,005,000
   International Business
     Machines Corporation            3,500      452,375
   Microsoft Corporation             5,000      450,938
   Motorola, Inc.                   15,000    1,421,250
                                            -----------
                                              4,618,313
                                            -----------
See notes to the financial statements.

                           LKCM EQUITY FUND
                      SCHEDULE OF INVESTMENTS
                      JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
TELECOMMUNICATIONS - 4.69%
   ALLTEL Corporation                1,600    $ 114,400
   Lucent Technologies, Inc.         7,000      472,063
   MCI WorldCom, Inc. #              8,700      743,690
   Nortel Networks Corporation       8,300      720,544
   Time Warner Telecom, Inc. -
     Class A #                       2,000       58,000
                                            -----------
                                              2,108,697
                                            -----------

TOTAL COMMON STOCK
   (cost $28,610,694)                       41,601,645
                                            -----------


-------------------------------------------------------
CASH EQUIVALENT - 6.39%          PRINCIPAL        VALUE
-------------------------------------------------------
SHORT TERM INVESTMENTS - 6.39%
   Firstar Bank Repo, 3.00%
     dated, due 7/1/1999         $ 730,000    $ 730,000

-------------------------------------------------------
CASH EQUIVALENT - 6.39%          PRINCIPAL        VALUE
-------------------------------------------------------
SHORT TERM INVESTMENTS - (CONTINUED)
   Firstar Bank Demand Note, 4.97%
     due 12/31/2031              2,143,772  $ 2,143,772
                                            -----------
TOTAL CASH EQUIVALENTS
   (cost $2,873,772)                          2,873,772
                                            -----------

TOTAL INVESTMENTS - 98.91%
   (cost $31,484,466)                        44,475,417
                                            -----------

Other Assets in excess of
   liabilities - 1.09%                          491,808
                                            -----------
Total Net Assets - 100.00%                  $44,967,225
                                            ===========

# - Non-income producing security.
ADR - American Depository Receipts.

See notes to the financial statements.

                      LKCM BALANCED FUND
                     SCHEDULE OF INVESTMENTS
                     JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
COMMON STOCKS - 67.56%              SHARES        VALUE
-------------------------------------------------------
BASIC/DIVERSIFIED INDUSTRIAL - 2.13%
   Tyco International Limited        1,000     $ 94,750
                                            -----------

BEVERAGE & PERSONAL PRODUCTS - 3.50%
   Estee Lauder Companies - TRACES     500       43,125
   Gillette Company                  1,000       41,000
   Procter & Gamble Company            800       71,400
                                            -----------
                                                155,525
                                            -----------

CAPITAL GOODS - 5.60%
   Diebold, Inc.                     3,100       89,125
   General Electric Company            700       79,100
   Waste Management, Inc.            1,500       80,625
                                            -----------
                                                248,850
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 3.20%
   Galileo International, Inc.       1,500       80,156
   Outdoor Systems, Inc. #           1,700       62,050
                                            -----------
                                                142,206
                                            -----------

CONSUMER CYCLICALS - 4.93%
   A.H. Belo Corporation,
   Common Series A                   1,700       33,469
   Harte-Hanks, Inc.                 2,000       54,250
   ITT Educational Services, Inc.    1,000       26,062
   Starwood Hotels & Resorts
   Worldwide, Inc.                   1,200       36,675
   Tandy Corporation                 1,400       68,425
                                            -----------
                                                218,881
                                            -----------

CONSUMER STAPLES - 6.25%
   Colgate-Palmolive Company           750       74,062
   Kimberly-Clark Corporation          800       45,600
   PepsiCo, Inc.                     1,400       54,163
   Phillip Morris Companies, Inc.    1,000       40,187
   U.S. Foodservice #                1,500       63,938
                                            -----------
                                                277,950
                                            -----------

ENERGY - 3.81%
   Atlantic Richfield Company          900       75,206
   Exxon Corporation                   600       46,275
   Schlumberger Limited                750       47,766
                                            -----------
                                                169,247
                                            -----------


-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
FINANCIAL SERVICES - 11.56%
   AEGON N.V.                          201     $ 14,874
   Allstate Corporation              1,200       43,050
   American General Corporation        800       60,300
   American International Group, Inc.  300       35,119
   Associates First
     Capital Corporation             2,000       88,625
   C.I.T. Group, Inc., Class A       1,800       51,975
   Compass Bancshares, Inc.          2,200       59,950
   Cullen/Frost Bankers, Inc.        1,600       44,100
   First United Bancshares, Inc.       800       14,900
   Mellon Bank Corporation           1,600       58,200
   Wells Fargo Company               1,000       42,750
                                            -----------
                                                513,843
                                            -----------

HEALTH CARE - 7.05%
   American Home Products
     Corporation                     1,450       83,375
   Pharmacia & Upjohn, Inc.          1,400       79,537
   Schering-Plough Corporation         600       31,800
   SmithKline Beecham PLC ADR          750       49,547
   Sybron International Corporation #2,500       68,906
                                            -----------
                                                313,165
                                            -----------

PUBLISHING & BROADCASTING - 2.05%
   CBS Corporation                   2,100       91,219
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 0.75%
   Crescent Real Estate Equities
     Company                         1,400       33,250
                                            -----------

RETAIL - 0.95%
   Saks, Inc. #                      1,460       42,158
                                            -----------

TECHNOLOGY - 7.64%
   Cisco Systems, Inc.                 500      32,219
   Hewlett-Packard Company             900      90,450
   Microsoft Corporation               800      72,150
   Motorola, Inc.                    1,000      94,750
   Oracle Corporation                1,350      50,119
                                            -----------
                                               339,688
                                            -----------
TELECOMMUNICATIONS - 6.17%
   ALLTEL Corporation                1,200       85,800
   Lucent Technologies, Inc.           300       20,231


See notes to the financial statements.

                         LKCM BALANCED FUND
                      SCHEDULE OF INVESTMENTS
                      JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
TELECOMMUNICATIONS - (CONTINUED)
   MCI WorldCom, Inc. #                944     $ 81,243
   Nortel Networks Corporation       1,000       86,812
                                            -----------
                                                274,086
                                            -----------
TRANSPORTATION - 1.97%
   RailAmerica, Inc. #               8,500      87,656
                                            -----------

TOTAL COMMON STOCK
   (cost $2,441,524)                          3,002,474
                                            -----------

-------------------------------------------------------
CORPORATE BONDS - 28.88%         PRINCIPAL        VALUE
-------------------------------------------------------
BASIC/DIVERSIFIED INDUSTRIAL - 0.55%
   Tyco International Group,
    6.375%, 6/15/2005               25,000       24,398
                                            -----------

CONSUMER CYCLICALS - 1.10%
   Tandy Corporation3
     6.95%,  9/01/2007              50,000      49,056
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 2.53%
   Tribune Company,
     2.00%, 5/15/2029                  190       24,249
   Union Camp Corporation,
     Callable 8/12/99
     10.00%, 5/1/2019               60,000       63,183
   WMX Technologies,
     6.70%, 5/01/2001               25,000       25,110
                                            -----------
                                                112,542
                                            -----------

CONSUMER STAPLES - 1.69%
   Phillip Morris Companies Inc.,
   7.50%, 1/15/2002                 25,000       25,531
   Phillip Morris Companies Inc.,
   7.00%, 07/15/2005                50,000       49,760
                                            -----------
                                                 75,291
                                            -----------

ELECTRIC - 1.61%
   Old Domin Electric,
     Callable 12/01/2003
     7.48%, 12/01/2013              70,000       71,392
                                            -----------

ENERGY - 1.64%
   Nabors Industries, Inc.,
     Callable 7/28/99,
     5.00%, 5/15/2006               55,000       73,013
                                            -----------


-------------------------------------------------------
CORPORATE BONDS - 28.88%         PRINCIPAL        VALUE
-------------------------------------------------------
FINANCIAL SERVICES - 13.74%
   American General  Corporation,
     6.75%, 6/15/2005               50,000     $ 49,894
   Associates Corp N.A.,
     6.25%, 9/15/2000               50,000       50,172
   Block Financial Corporation,
     6.75%, 11/01/2004              75,000       75,118
   Citicorp,
     7.00%, 7/01/2007               75,000       74,929
   Citigroup, Inc.,
     5.80%, 3/15/2004               75,000       72,813
   Morgan Stanley Group,
     6.875%, 3/01/2007              65,000       64,513
   Nationwide Mutual Insurance,
     6.50%, 2/15/2004               75,000       74,083
   Norwest Corporation,
     6.625%, 3/15/2003              75,000       75,169
   Sears Roebuck Acceptance
      Corporation,
     6.00%, 3/20/2003               75,000       73,888
                                            -----------
                                                610,579
                                            -----------

HEAVY INDUSTRY/TRANSPORTATION - 0.12%
   Union Pacific Railroad Corporation,
     Callable 1/15/2000
     8.50%, 1/15/2017                5,000        5,127
                                            -----------

MANUFACTURING - 0.54%
   Thomas & Betts Corporation,
     6.50%, 1/15/2006               25,000       24,159
                                            -----------

REAL ESTATE INVESTMENT TRUST - 2.14%
   Bay Apartment Communities,
     6.25%, 1/15/2003               25,000       24,047
   EOP Operating LP,
     6.80%, 1/15/2009               50,000       47,151
   Prologis Trust,
     7.05%, 7/15/2006               25,000       23,973
                                            -----------
                                                 95,171
                                            -----------

RETAIL - 0.09%
   Toys R Us,
     Callable 1/2000
     8.25%, 2/01/2017                4,000        4,065
                                            -----------


See notes to the financial statements.

                         LKCM BALANCED FUND
                      SCHEDULE OF INVESTMENTS
                      JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
CORPORATE BONDS                  PRINCIPAL        VALUE
-------------------------------------------------------
TECHNOLOGY - 1.72%
   Kent Electronics,
     Callable 09/06/2000,
     4.50%, 09/01/2004            $ 60,000     $ 52,125
   Oracle Corporation,
     6.91%, 2/15/2007               25,000       24,065
                                            -----------
                                                 76,190
                                            -----------

TELECOMMUNICATIONS - 1.41% MCI WorldCom, Inc.
     7.75%, 4/01/2007               60,000       62,794
                                            -----------

TOTAL CORPORATE BONDS
   (cost $1,303,051)                         1,283,777
                                            -----------

CASH EQUIVALENT - 2.67%          PRINCIPAL        VALUE
SHORT TERM INVESTMENTS - 2.67%
   Firstar Bank Demand Note, 4.97%
     due 12/31/2031
     (cost $118,540)             $ 118,540    $ 118,540
                                            -----------

TOTAL INVESTMENTS - 99.11%
   (cost $3,863,115)                          4,404,791

Other Assets in excess
 of liabilities - 0.89%                          39,637
                                            -----------
Total Net Assets - 100.00%                  $ 4,444,428
                                            ===========

# - Non-income producing security.
ADR - American Depository Receipts.



See notes to the financial statements.

                       LKCM FIXED INCOME FUND
                      SCHEDULE OF INVESTMENTS
                      JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
CORPORATE BONDS - 70.16%         PRINCIPAL        VALUE
-------------------------------------------------------
BASIC/DIVERSIFIED INDUSTRIAL - 2.51%
   Tyco International Group,
     6.375%, 6/15/2005           $ 500,000    $ 487,964

CHEMICALS - 1.62%
   M.A. Hanna Company,
     9.375%, 9/15/2003              40,000       43,137
   Solutia, Inc.,
     6.50%, 10/15/2002             275,000      271,314
                                            -----------
                                                314,451
                                            -----------

CONSUMER CYCLICALS - 2.53%
   Tandy Corporation
     6.95%, 9/01/2007              500,000      490,555
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 5.44%
   Union Camp Corporation,
     Callable 8/12/99
     10.00%, 5/1/2019              525,000      552,847
                                            -----------
   WMX Technologies,
      6.70%, 5/01/2001             500,000      502,191
                                            -----------
                                              1,055,038
                                            -----------

CONSUMER STAPLES - 2.63%
   Philip Morris Companies, Inc.,
     7.50%, 1/15/2002              500,000      510,623
                                            -----------

ELECTRIC - 3.29%
   Interstate Power Company,,
     Callable 9/15/1999,
     8.625%, 9/15/2021              50,000       51,847
                                            -----------
   Old Domin Electric,
     7.48%, 12/01/2013             575,000      586,436
                                            -----------
                                                638,283
                                            -----------

ENERGY - 0.26%
   Southwest Gas Corporation,
     7.50%, 8/01/2006               50,000       49,885
                                            -----------

FINANCIAL SERVICES - 30.86%
   Associates Corp N.A.,
     6.25%, 9/15/2000              275,000      275,944


-------------------------------------------------------
CORPORATE BONDS                  PRINCIPAL        VALUE
-------------------------------------------------------
FINANCIAL SERVICES - (CONTINUED)
   Banc One Corporation,
     7.00%, 7/15/2005            $ 150,000   $ 151,942
   Banc One Corporation,
     7.60%, 5/01/2007              500,000     518,156
   Block Financial Corporation,
     6.75%, 11/01/2004             725,000     726,139
   C.I.T. Group,
     6.625%, 6/15/2005             500,000     495,156
   Chartwell Re Holdings Corporation,
     Callable 8/13/99,
     10.25%, 3/01/2004             600,000     616,500
   Citigroup, Inc.,
     5.80%, 3/15/2004              500,000     485,421
   Morgan Stanley Group,
     6.875%, 3/01/2007             500,000     496,257
   Nationwide Mutual Insurance,
     6.50%, 2/15/2004              550,000     543,271
   Norwest Corporation,
     6.625%, 3/15/2003             500,000     501,129
   Sears Roebuck Acceptance Corporation,
     6.00%, 3/20/2003              500,000     492,588
   State Street Boston Corporation,
     5.95%, 9/15/2003              450,000     442,480
   Wilmington Trust Corporation,
     6.625%, 5/01/2008             250,000     241,279
                                            -----------
                                             5,986,262
                                            -----------

HEAVY INDUSTRY/TRANSPORTATION - 0.31%
   Union Pacific Railroad Corporation,
     Callable 1/15/2000,
     8.50%, 1/15/2017               59,000       60,498
                                            -----------

MANUFACTURING - 0.75%
   Thomas & Betts Corporation,
     6.50%, 1/15/2006              150,000      144,956
                                            -----------

REAL ESTATE INVESTMENT TRUST - 6.50%
   Bay Apartment Communities,
     6.25%, 1/15/2003              150,000      144,280
   Camden Property Trust,
     7.00%, 11/15/2006             300,000      285,152
   EOP Operating LP,
     6.80%, 1/15/2009              500,000      471,510
   Prologis Trust,
     7.05%, 7/15/2006              375,000      359,598
                                            -----------
                                              1,260,540
                                            -----------

See notes to the financial statements.

                       LKCM FIXED INCOME FUND
                      SCHEDULE OF INVESTMENTS
                      JUNE 30, 1999 (UNAUDITED)
------------------------------------------------------
CORPORATE BONDS                  PRINCIPAL        VALUE
------------------------------------------------------
RETAIL - 0.24%
   Toys R Us,
     Callable 1/2000
     8.25%, 2/01/2017             $ 45,000     $ 45,735
                                            -----------

TECHNOLOGY - 0.87%
   Oracle Corporation,
     6.91%, 2/15/2007              175,000      168,458
                                            -----------


TELECOMMUNICATIONS - 8.76%
   ALLTEL Corporation,
     7.25%, 4/01/2004              500,000      515,551
   GTE Hawaiian Telephone,
     7.375%, 9/01/2006             650,000      660,901
   MCI WorldCom, Inc.,
     7.75%, 4/01/2007              500,000      523,286
                                            -----------
                                              1,699,738
                                            -----------

TOOLS - HAND HELD - 3.59%
   Black & Decker,
     7.50%, 4/01/2003              675,000      695,776
                                            -----------

TOTAL CORPORATE BONDS
   (cost $13,987,165)                        13,608,762
                                            -----------

-------------------------------------------------------
U.S. TREASURY
OBLIGATIONS - 27.09%             PRINCIPAL        VALUE
-------------------------------------------------------
U.S. Treasury Notes:
   5.625%, 2/28/2001            $  800,000    $ 802,547
   5.75%, 11/30/2002             1,000,000    1,001,563
   4.75%, 2/15/2004              1,000,000      961,250
   5.875%, 11/15/2005            1,000,000      999,688
   5.625%, 2/15/2006             1,000,000      985,000
   6.125%, 8/15/2007               500,000      505,625
                                            -----------

TOTAL U.S. TREASURY OBLIGATIONS
    (cost $5,318,606)                         5,255,673
                                            -----------

-------------------------------------------------------
CASH EQUIVALENT - 3.07%
-------------------------------------------------------
SHORT TERM INVESTMENTS - 3.07%
   Firstar Bank Demand Note, 4.97%
     due 12/31/2031

TOTAL CASH EQUIVALENT
   (cost $594,863)               $ 594,863    $ 594,863
                                            -----------


TOTAL INVESTMENTS - 100.32%
   (cost $19,900,634)                        19,459,298
                                            -----------

Liabilities, less Other Assets - (0.32)%        (62,367)
                                            -----------
Total Net Assets - 100.00%                 $ 19,396,931
                                            ===========

See notes to the financial statements.

                       LKCM INTERNATIONAL FUND
                      SCHEDULE OF INVESTMENTS
                      JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
COMMON STOCK - 95.58%               SHARES        VALUE
-------------------------------------------------------
AUSTRALIA - 0.54%
-------------------------------------------------------
AIRLINES - 0.54%
   Qantas Airways Limited           94,246   $  311,284
                                            -----------
TOTAL AUSTRALIA                                 311,284
                                            -----------

-------------------------------------------------------
DENMARK - 1.91%
-------------------------------------------------------
TELECOMMUNICATION - 1.91
   Tele Danmark A/S                 22,591    1,111,960
                                            -----------
TOTAL DENMARK                                 1,111,960
                                            -----------

-------------------------------------------------------
FINLAND - 5.01%
-------------------------------------------------------
TELECOMMUNICATION - 5.01%
   Nokia Oyj                        33,228    2,912,933
                                            -----------
TOTAL FINLAND                                 2,912,933
                                            -----------

-------------------------------------------------------
FRANCE - 19.58%
-------------------------------------------------------
CONSUMER & COMMERCIAL SERVICES - 2.25%
   Essilor International SA          4,177    1,305,743
                                            -----------

ENERGY - 1.91%
   Elf Aquitaine SA                  7,559    1,109,371
                                            -----------

ELECTRONICS - 1.22%
   STMicroelectronics               10,686      711,959
                                            -----------

FINANCIAL SERVICES - 2.18%
   Banque Nationale de Paris           470       39,167
   Societe Generale                  6,963    1,227,286
                                            -----------
                                              1,266,453
                                            -----------

FOOD, TOBACCO & OTHER - 1.48%
   Sodexho Alliance                  5,004      861,869
                                            -----------

HEALTH CARE - 4.25%
   Sanofi-Synthelabo SA #           58,190    2,469,594
                                            -----------

MANUFACTURING - 2.10%
   Societe BIC SA                   23,181    1,222,884
                                            -----------

MISCELLANEOUS - 0.45%
   Suez Lyonnaise des Eaux           1,436      259,031
                                            -----------

-------------------------------------------------------
COMMON STOCK                        SHARES        VALUE
-------------------------------------------------------
FRANCE - (CONTINUED)
-------------------------------------------------------
RETAIL - 2.31%
   Castorama Dubois Investisse       5,669  $ 1,344,750
                                            -----------

TELECOMMUNICATION - 1.43%
   Alcatel                           5,888      828,911
                                            -----------
TOTAL FRANCE                                 11,380,565
                                            -----------

-------------------------------------------------------
GERMANY - 1.64%
-------------------------------------------------------
CONSUMER & COMMERCIAL SERVICES - 1.16%
   Berliner Kraft und Licht AG      43,833      675,849
                                            -----------

TELECOMMUNICATION - 0.48%
   Mannesmann AG                     1,876      279,968
                                            -----------
TOTAL GERMANY                                   955,817
                                            -----------

-------------------------------------------------------
HONG KONG - 2.10%
-------------------------------------------------------
PUBLISHING & BROADCASTING - 0.79%
   Television Broadcasts Limited    98,000      459,756
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 1.31%
   Cheung Kong Limited              59,000      524,688
   New World Development Company,
     Limited                        79,000      236,728
                                            -----------
                                                761,416
                                            -----------
TOTAL HONG KONG                               1,221,172
                                            -----------

-------------------------------------------------------
ITALY - 5.76%
-------------------------------------------------------
TELECOMMUNICATION - 5.76%
   Telecom Italia Mobile SpA       163,086      600,471
   Telecom Italia SpA              264,288    2,747,548
                                            -----------
TOTAL ITALY                                  3,348,019
                                            -----------

-------------------------------------------------------
JAPAN - 25.39%
-------------------------------------------------------
AUTOS - 0.55%
   Mazda Motor Corporation          56,000      321,547
                                            -----------

CHEMICALS - 1.50%
   Kaneka Corporation               25,000      235,460
   Shin-Etsu Chemical Company,
     Limited                        19,000      635,741
                                            -----------
                                                871,201
                                            -----------

See notes to the financial statements.
13

                  LKCM INTERNATIONAL FUND
                  SCHEDULE OF INVESTMENTS
                 JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
COMMON STOCK                        SHARES        VALUE
-------------------------------------------------------
JAPAN - (CONTINUED)
-------------------------------------------------------
DATA PROCESSING - 1.28%
   Fujitsu Limited                  37,000   $  744,341
                                            -----------

DISTRIBUTION - 0.84%
   Softbank Corporation              2,400      485,988
                                            -----------

EDUCATION - 0.75%
   Benesse Corporation               4,000      434,567
                                            -----------

ELECTRONICS - 6.05%
   Aiwa Company, Limited            16,000      528,751
   Funai Electric Company, Limited   1,900      376,732
   Hosiden Corporation              13,000      280,497
   Murata Manufacturing Company,
     Limited                        13,000      854,925
   Rohm Company, Limited             5,000      782,800
   Tokyo Electron Limited            4,000      271,291
   Trend Micro Inc.                  2,500      421,349
                                            -----------
                                              3,516,345
                                            -----------

FINANCIAL SERVICES - 4.07%
   Daiwa Securities Group, Inc.    134,000      885,658
   The Fuji Bank Limited            64,000      446,266
   Nikko Securities
     Company, Limited               79,000      509,741
   Takefuji Corporation              5,100      527,107
                                            -----------
                                              2,368,772
                                            -----------

MACHINERY - 1.59%
   SMC Corporation -                 4,100      458,981
   THK Company, Limited             20,200      467,284
                                            -----------
                                                926,265
                                            -----------

MEDICAL - 1.19%
   Shionogi & Company, Limited      41,000      324,061
   Takeda Chemical Industries        8,000      370,787
                                            -----------
                                                694,848
                                            -----------

MISCELLANEOUS METALS AND COMMODITIES - 1.14%
   Nippon Sheet Glass Company,
     Limited                       123,000      437,980
   Toyo Seikan Kaisha, Limited      10,000      224,719
                                            -----------
                                                662,699
                                            -----------

-------------------------------------------------------
COMMON STOCK                        SHARES        VALUE
JAPAN - (CONTINUED)
-------------------------------------------------------
PHOTO EQUIPMENT & SUPPLIES - 1.29%
   Nikon Corporation                26,000   $  425,314
   Olympus Optical Company, Limited 22,000      325,163
                                            -----------
                                                750,477
                                            -----------

PUBLISHING & BROADCASTING - 0.49%
   Kadokawa Shoten Publishing Company,
     Limited                         1,400      285,691
                                            -----------

STEEL PRODUCERS - 1.43%
   Nippon Steel Corporation        357,000      828,793
                                            -----------

TELECOMMUNICATION - 2.37%
   Hikari Tsushin, Inc.              1,900      587,079
   Matsushita Communication
     Industrial Company, Limited     8,000      571,712
   NTT Mobile Communication
     Network, Inc.                      16      216,788
                                            -----------
                                              1,375,579
                                            -----------

TOYS - 0.85%
   Nintendo Company, Limited         3,500      491,863
                                            -----------
TOTAL JAPAN                                  14,758,976
                                            -----------

-------------------------------------------------------
KOREA - 2.21%
-------------------------------------------------------
ELECTRONICS - 0.61%
   Samsung Electronics - ADR         6,902      355,798
                                            -----------

STEEL PRODUCERS - 0.79%
   Pohang Iron & Steel Co.,
     Limited - ADR                  13,565      456,123
                                            -----------

TELECOMMUNICATION - 0.81%
   Korea Telecom Corporation        11,800      472,000
                                            -----------
TOTAL KOREA                                   1,283,921
                                            -----------

-------------------------------------------------------
NETHERLANDS - 7.17%
-------------------------------------------------------
BEVERAGES - 2.40%
   Heineken NV                      27,250    1,395,382
                                            -----------


See notes to the financial statements.
14

                  LKCM INTERNATIONAL FUND
                  SCHEDULE OF INVESTMENTS
                 JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
COMMON STOCK                        SHARES        VALUE
NETHERLANDS - (CONTINUED)
-------------------------------------------------------
ELECTRONICS - 3.32%
   Koninklijke Philips Electronics
     N.V.                           19,552  $ 1,928,768
                                            -----------

PUBLISHING & BROADCASTING - 1.45%
   VNU NV                           21,084      842,621
                                            -----------
TOTAL NETHERLANDS                            4,166,771
                                            -----------

-------------------------------------------------------
SINGAPORE - 1.42%
-------------------------------------------------------
AIRLINES - 0.28%
   Singapore Airlines Limited       17,000      161,762
                                            -----------

FINANCIAL SERVICES - 0.24%
   Kim Eng Holdings                153,000      142,890
                                            -----------

PUBLISHING & BROADCASTING - 0.47%
   Singapore Press Holdings Limited 16,000      272,540
                                            -----------

REAL ESTATE DEVELOPMENT - 0.43%
   Wing Tai Holdings Limited       189,000      249,780
                                            -----------
TOTAL SINGAPORE                                 826,972
                                            -----------

-------------------------------------------------------
SPAIN - 1.79%
-------------------------------------------------------
TELECOMMUNICATION - 1.79%
   Telefonica S.A.                  21,539    1,037,631
                                            -----------
TOTAL SPAIN                                   1,037,631
                                            -----------

-------------------------------------------------------
SWEDEN - 1.77%
-------------------------------------------------------
TELECOMMUNICATION - 1.77%
   Telefonaktiebolaget LM Ericsson  32,124    1,029,615
                                            -----------
TOTAL SWEDEN                                 1,029,615
                                            -----------

-------------------------------------------------------
SWITZERLAND - 3.38%
-------------------------------------------------------
CHEMICALS - 0.89%
   Roche Holding AG                     50      513,959
                                            -----------

FINANCIAL SERVICES - 1.14%
   Baloise Holding Limited             815      664,750
                                            -----------

-------------------------------------------------------
COMMON STOCK                        SHARES        VALUE
SWITZERLAND - (CONTINUED)
-------------------------------------------------------
RECREATIONAL - 1.35%
   The Swatch Group AG               1,166   $  784,534
                                            -----------
TOTAL SWITZERLAND                             1,963,243
                                            -----------

-------------------------------------------------------
UNITED KINGDOM - 15.91%
-------------------------------------------------------
ADVERTISING AGENCIES - 0.54%
   WPP Group PLC                    37,099      313,739
                                            -----------

FINANCIAL SERVICES - 5.01%
   Britannic PLC                    51,555      779,339
   Prudential Corporation PLC       83,065    1,222,930
   Standard Chartered PLC           55,830      911,726
                                            -----------
                                              2,913,995
                                            -----------

HEALTHCARE - 1.06%
   Glaxo Wellcome PLC               18,920      525,788
   Scotia Holdings PLC - #          51,371       89,883
                                            -----------
                                                615,671
                                            -----------

PUBLISHING & BROADCASTING - 1.84%
   Reuters Group PLC                81,310    1,069,565
                                            -----------

TELECOMMUNICATION - 5.77%
   British Telecommunications PLC   89,868    1,505,827
   Vodafone AirTouch PLC            93,743    1,847,080
                                            -----------
                                              3,352,907
                                            -----------

TOBACCO - 1.69%
   British American Tobacco PLC    104,519      982,749
                                            -----------
TOTAL UNITED KINGDOM                          9,248,626
                                            -----------

TOTAL COMMON STOCK (cost $53,904,914)        55,557,505
                                            -----------


See notes to the financial statements.
15

                  LKCM INTERNATIONAL FUND
                  SCHEDULE OF INVESTMENTS
                 JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------
PREFERRED STOCK - 1.50%             SHARES        VALUE
ITALY - 0.92%
-------------------------------------------------------
MULTIPLE INDUSTRY - 0.92%
   IFI Istituto Finanziario         37,502   $  531,820
                                            -----------

TOTAL ITALY                                     531,820
                                            -----------


-------------------------------------------------------
THAILAND - 0.58%
-------------------------------------------------------
FINANCIAL SERVICES - 0.58%
   Siam Commercial Bank            238,030      338,890
                                            -----------

TOTAL THAILAND                                  338,890
                                            -----------


TOTAL PREFERRED STOCK (cost $173,849)           870,710
                                            -----------


-------------------------------------------------------
WARRANTS - 0.50%
-------------------------------------------------------
SINGAPORE - 0.18%
-------------------------------------------------------
AIRLINES - 0.18%
   Singapore Airlines Limited #     20,400      103,048
                                            -----------


TOTAL SINGAPORE                                 103,048
                                            -----------


-------------------------------------------------------
THAILAND - 0.32%
-------------------------------------------------------
FINANCIAL SERVICES - 0.32%
   Siam Commercial Bank #          288,680      185,929
                                            -----------

TOTAL THAILAND                                  185,929
                                            -----------


TOTAL WARRANTS (cost $99,799)                   288,977
                                            -----------

-------------------------------------------------------
MONEY MARKET FUNDS - 2.14%          SHARES        VALUE
-------------------------------------------------------
Chase United States, 3.7187%
   (cost $1,245,259)                        $ 1,245,259
                                            -----------

TOTAL INVESTMENTS - 99.72%
   (cost $55,423,821)                        57,962,451
                                            -----------


SHORT SALES - (39.34%)                     (22,865,257)
(Proceeds - $23,074,332)*
Other Assets in excess
  of liabilities - 39.62%                    23,030,208
                                            -----------

Total net assets - 100.00%                  $58,127,402
                                            ===========

# - Non-income producing security.
ADR - American Depository Receipts.


        *SCHEDULE OF FOREIGN CURRENCIES SOLD SHORT
                     JUNE 30, 1999

-------------------------------------------------------
FOREIGN CURRENCY                                  VALUE
-------------------------------------------------------
European Monetary Unit                    $(11,860,561)
Hong Kong Dollars                           (1,250,177)
Japanese Yen                                  (286,598)
British Pounds                              (9,142,497)
Thailand Bhat                                 (325,424)
                                            -----------

Total Foreign Currencies Sold Short       $(22,865,257)
                                          =============



See notes to the financial statements.
16

STATEMENTS OF ASSETS AND LIABILITIES
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                               LKCM                         LKCM           LKCM           LKCM
                                             SMALL CAP        LKCM        BALANCED     FIXED INCOME   INTERNATIONAL
                                            EQUITY FUND    EQUITY FUND      FUND           FUND           FUND
ASSETS:
Investments, at value*..................   $224,263,417   $44,475,417     $4,404,791    $19,459,298   $57,962,451
Cash....................................        267,012            --             --             --            --
Foreign currency**......................             --            --             --             --     1,121,804
Dividends and interest receivable.......        203,246        63,812         26,962        342,308       100,017
Receivable from Advisor.................             --            --          7,673             --            --
Receivable for investments sold.........      2,672,803     1,948,124             --        199,953    34,039,217
Receivable for fund shares sold.........             --         3,000             --         50,000         1,000
Organizational expenses, net of
  accumulated amortization..............            348            --         11,412         11,412        20,916
Prepaid expenses........................          9,768         6,822          3,300          2,434         3,872
                                            -----------    ----------      ---------     ----------    ----------
   Total assets.........................    227,416,594    46,497,175      4,454,138     20,065,405    93,249,277
                                            -----------    ----------      ---------     ----------    ----------

LIABILITIES:
Payable for foreign currency contracts
  (proceeds received of $0, $0, $0, $0,
  $23,074,332)..........................             --            --             --             --    22,865,257
Payable for investments purchased.......      1,015,534     1,405,770             --        644,935    12,118,552
Payable for investment advisory fees....        405,134        58,755             --          9,368        88,093
Payable for fund shares repurchased.....             --        46,000             --             --        31,326
Accrued expenses and other liabilities..         79,002        19,425          9,710         14,171        18,647
                                            -----------    ----------      ---------     ----------    ----------
   Total liabilities....................      1,499,670     1,529,950          9,710        668,474    35,121,875
                                            -----------    ----------      ---------     ----------    ----------
NET ASSETS..............................   $225,916,924   $44,967,225     $4,444,428    $19,396,931   $58,127,402
                                            ===========    ==========      =========     ==========    ==========
NET ASSETS CONSIST OF:
Paid in capital.........................   $165,594,017   $26,782,102     $3,876,229    $19,789,178   $54,143,512
Undistributed net investment
   income (loss)                                246,512       152,295           (621)         4,871      (129,914)
Undistributed net realized gain (loss) on
  securities and foreign
  currency transactions                      11,783,191     5,041,877         27,144         44,218     1,367,843
Net unrealized appreciation of securities and
  foreign currency transactions.........     48,293,204    12,990,951        541,676       (441,336)    2,745,961
                                            -----------    ----------      ---------     ----------    ----------
NET ASSETS..............................   $225,916,924   $44,967,225     $4,444,428    $19,396,931   $58,127,402
                                            ===========    ==========      =========     ==========    ==========
Shares of beneficial interest outstanding
  (unlimited shares of no
   par value authorized)                     13,085,151     2,759,366        375,074      1,961,597     5,183,497
Net asset value per share
  (offering and redemption price).......        $ 17.27       $ 16.30        $ 11.85         $ 9.89       $ 11.21
                                            ===========    ==========      =========     ==========    ==========

* Cost of Investments...................   $175,970,213   $31,484,466     $3,863,115    $19,900,634   $55,423,821
                                            ===========    ==========      =========     ==========    ==========
** Cost of Foreign Currency.............   $          0   $         0     $        0    $         0   $ 1,122,900
                                            ===========    ==========      =========     ==========    ==========
See notes to the financial statements.
17

STATEMENTS OF ASSETS AND LIABILITIES
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                               LKCM                        LKCM           LKCM           LKCM
                                             SMALL CAP        LKCM        BALANCED     FIXED INCOME   INTERNATIONAL
                                            EQUITY FUND    EQUITY FUND      FUND           FUND           FUND
INVESTMENT INCOME:
Dividend income*........................     $  731,723    $  250,287       $ 16,289           $ --     $ 401,269
Interest................................        536,282        71,253         35,321        497,658        35,460
                                             ----------     ---------        -------       --------     ---------
   Total income.........................      1,268,005       321,540         51,610        497,658       436,729
                                             ----------     ---------        -------       --------     ---------

EXPENSES:
Investment advisory fees................        827,064       148,089         13,179         41,207       276,282
Administrative fees.....................         71,530        12,508          4,111          9,881        19,972
Custody fees and expenses...............         17,053           211          3,401          2,436        70,683
Accounting and transfer
  agent fees and expenses...............         41,463        18,207         16,667         19,877        25,504
Federal and state registration..........          5,527         4,740          1,893          1,216         2,054
Professional fees.......................         27,390         6,133             31          1,426         5,785
Trustees' fees..........................          9,100         1,610            139            377           637
Amortization of deferred charges........          5,332            --          1,616          1,616         2,932
Reports to shareholders.................          7,640         1,386            279            362         1,267
Other...................................          9,588         2,089             31            419         1,563
                                             ----------     ---------        -------       --------     ---------
   Total expenses.......................      1,021,687       194,973         41,347         78,817       406,679
   Less, expense reimbursement..........             --       (25,728)       (25,127)       (25,240)      (75,141)
                                             ----------     ---------        -------       --------     ---------
   Net expenses.........................      1,021,687       169,245         16,220         53,577       331,538
                                             ----------     ---------        -------       --------     ---------
NET INVESTMENT INCOME...................        246,318       152,295         35,390        444,081       105,191
                                             ----------     ---------        -------       --------     ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
   Investments..........................     12,398,773     4,946,998         46,602         22,327      (298,004)
   Foreign currency.....................             --            --             --             --     1,882,672
                                             ----------     ---------        -------       --------     ---------
                                             12,398,773     4,946,998         46,602         22,327     1,584,668
                                             ----------     ---------        -------       --------     ---------
Net change in unrealized appreciation
(depreciation) of:
   Investments..........................      5,679,576       269,876        238,253       (652,531)     (719,042)
   Foreign currency.....................             --            --             --             --            --
                                             ----------     ---------        -------       --------     ---------
                                              5,679,576       269,876        238,253       (652,531)     (719,042)
                                             ----------     ---------        -------       --------     ---------
NET GAIN (LOSS) ON INVESTMENTS..........     18,078,349     5,216,874        284,855       (630,204)      865,626
                                             ----------     ---------        -------       --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATION..............    $18,324,667    $5,369,169       $320,245      $(186,123)    $ 970,817
                                             ==========     =========        =======       ========     =========

* Net of Foreign Taxes Withheld.........    $     1,635    $    1,282       $     96      $       0     $  53,488
                                             ==========     =========        =======       ========     =========


See notes to the financial statements.
18

                                                           LKCM
                                                   SMALL CAP EQUITY FUND                 LKCM EQUITY FUND

                                           SIX MONTHS ENDED                     SIX MONTHS ENDED
                                             JUNE 30, 1999       YEAR ENDED       JUNE 30, 1999      YEAR ENDED
                                              (UNAUDITED)     DECEMBER 31, 1998    (UNAUDITED)    DECEMBER 31, 1998
                                            --------------     --------------    --------------    --------------
OPERATIONS:
Net investment income....................      $   246,318      $    934,374        $  152,295        $  284,720
Net realized gain (loss) on investments
  and foreign currency transactions......       12,398,773          (630,210)        4,946,998           627,597
Net change in unrealized appreciation
  of securities and foreign currency
  transactions...........................        5,679,576       (18,659,746)          269,876         4,346,775
                                               -----------       -----------        ----------        ----------
    Net increase in net assets
      resulting from operations..........       18,324,667       (18,355,582)        5,369,169         5,259,092
                                               -----------       -----------        ----------        ----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
Net investment income....................               --        (1,034,445)               --          (284,136)
Net realized gain on investments.........               --          (730,451)               --        (1,148,795)
                                               -----------       -----------        ----------        ----------
    Total dividends and distributions....               --        (1,764,896)               --        (1,432,931)
                                               -----------       -----------        ----------        ----------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold............        5,712,479        22,128,815         1,964,797         6,668,985
Shares issued in connection with payment
  of dividends and distributions.........               --         1,643,267                --         1,238,620
Cost of shares redeemed..................      (46,137,839)      (30,421,264)       (3,435,889)      (23,056,392)
                                               -----------       -----------        ----------        ----------
    Net increase in net asset from Fund
      share transactions.................      (40,425,360)       (6,649,182)       (1,471,092)      (15,148,787)
                                               -----------       -----------        ----------        ----------
Total inrcease...........................      (22,100,693)      (26,769,660)        3,898,077       (11,322,626)

NET ASSETS:
Beginning of period......................      248,017,617       274,787,277        41,069,148        52,391,774
                                               -----------       -----------        ----------        ----------
End of period*...........................     $225,916,924      $248,017,617       $44,967,225       $41,069,148
                                               ===========       ===========        ==========        ==========

*Including undistributed net
  investment income of:..................     $    246,512      $        193       $   152,295       $        --
                                               ===========       ===========        ==========        ==========

CHANGES IN SHARES OUTSTANDING:
Shares sold..............................          375,895         1,329,026           131,760           482,978
Shares issued in connection with payment
  of dividends and distributions.........               --           104,533                --            86,075
Shares redeemed..........................       (3,070,186)       (1,924,372)         (226,649)       (1,690,990)
                                               -----------       -----------        ----------        ----------
                                                (2,694,291)         (490,813)          (94,889)       (1,121,937)
                                               ===========       ===========        ==========        ==========


(1)The Funds commenced operations on December 30, 1997. At December 31, 1997, the Funds had no operations other than those related to organizational matters.

See notes to the financial statements.
19

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               LKCM
                                                    LKCM BALANCED FUND                   FIXED INCOME FUND

                                           SIX MONTHS ENDED                     SIX MONTHS ENDED
                                             JUNE 30, 1999       YEAR ENDED       JUNE 30, 1999      YEAR ENDED
                                              (UNAUDITED)     DECEMBER 31, 1998    (UNAUDITED)    DECEMBER 31, 1998
                                            --------------     --------------    --------------    --------------
OPERATIONS:
Net investment income....................       $   35,390         $  46,691        $  444,081        $  555,507
Net realized gain (loss) on investments
  and foreign currency transactions......           46,602           (19,531)           22,327            28,673
Net change in unrealized appreciation
  of securities and foreign currency
  transactions...........................          238,253           303,423          (652,531)          211,195
                                                 ---------         ---------        ----------        ----------
    Net increase in net assets
      resulting from operations..........          320,245           330,583          (186,123)          795,375
                                                 ---------         ---------        ----------        ----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
Net investment income....................          (36,013)          (48,212)         (439,210)         (558,872)
Net realized gain on investments.........               --                --                --            (5,476)
                                                 ---------         ---------        ----------        ----------
    Total dividends and distributions....          (36,013)          (48,212)         (439,210)         (564,348)
                                                 ---------         ---------        ----------        ----------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold............          492,770         3,312,403         5,659,296        14,242,524
Shares issued in connection with payment
  of dividends and distributions.........           35,569            48,212           356,335           489,910
Cost of shares redeemed..................           (7,304)           (3,835)         (549,940)         (406,898)
                                                 ---------         ---------        ----------        ----------
    Net increase in net asset from Fund
      share transactions.................          521,035         3,356,780         5,465,691        14,325,536
                                                 ---------         ---------        ----------        ----------
Total inrcease...........................          805,267         3,639,151         4,840,358        14,556,563

NET ASSETS:
Beginning of period......................        3,639,161                10        14,556,573                10
                                                 ---------         ---------        ----------        ----------
End of period*...........................       $4,444,428        $3,639,161       $19,396,931       $14,556,573
                                                 =========         =========        ==========        ==========

*Including undistributed net
  investment income of:..................          $  (621)          $     2         $   4,871           $     2
                                                 =========         =========        ==========        ==========

CHANGES IN SHARES OUTSTANDING:
Shares sold..............................           43,386           325,041           560,883         1,411,297
Shares issued in connection with payment
  of dividends and distributions.........            3,098             4,558            35,785            47,820
Shares redeemed..........................             (642)             (367)          (54,579)          (39,609)
                                                 ---------         ---------        ----------        ----------
                                                    45,842           329,232           542,089         1,419,508
                                                 =========         =========        ==========        ==========


(1) The Funds commenced operations on December 30, 1997. At December 31, 1997, the Funds had no operations other than those related to organizational matters.

See notes to the financial statements.
20

                                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                LKCM
                                                                                        INTERNATIONAL FUND

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 1999      YEAR ENDED
                                                                                   (UNAUDITED)    DECEMBER 31, 1998
                                                                                 --------------    --------------
OPERATIONS:
Net investment income........................................................       $  105,191        $  213,860
Net realized gain (loss) on investments and foreign currency transactions....        1,584,668        (2,604,820)
Net change in unrealized appreciation of securities and foreign
  currency transactions......................................................         (719,042)        3,465,003
                                                                                    ----------        ----------
    Net increase in net assets resulting from operations.....................          970,817         1,074,043
                                                                                    ----------        ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income........................................................               --                --
Net realized gain on investments.............................................               --                --
                                                                                    ----------        ----------
    Total dividends and distributions........................................               --                --
                                                                                    ----------        ----------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold................................................        4,609,577        61,462,930
Shares issued in connection with payment of dividends and distributions......               --                --
Cost of shares redeemed......................................................       (4,438,214)       (5,551,761)
                                                                                    ----------        ----------
    Net increase in net asset from Fund share transactions...................          171,363        55,911,169
                                                                                    ----------        ----------
Total inrcease...............................................................        1,142,180        56,985,212

NET ASSETS:
Beginning of period..........................................................       56,985,222                10
                                                                                    ----------        ----------
End of period*...............................................................      $58,127,402       $56,985,222
                                                                                    ==========        ==========

*Including undistributed net investment income of:...........................     $   (129,914)     $   (125,614)
                                                                                    ==========        ==========

CHANGES IN SHARES OUTSTANDING:
Shares sold..................................................................          424,118         5,709,472
Shares issued in connection with payment of dividends and distributions......               --                --
Shares redeemed..............................................................         (414,817)         (535,276)
                                                                                    ----------        ----------
                                                                                         9,301         5,174,196
                                                                                    ==========        ==========



(1) The Funds commenced operations on December 30, 1997. At December 31, 1997, the Funds had no operations other than those related to organizational matters.

See notes to the financial statements.
21

                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                             LKCM SMALL CAP EQUITY FUND

                                      SIX MONTHS      YEAR         YEAR         YEAR       MAY 1, 1995JULY 14, 1994(1)
                                         ENDED        ENDED        ENDED        ENDED        THROUGH      THROUGH
                                     JUNE 30, 1999DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,   APRIL 30,
                                      (UNAUDITED)     1998         1997         1996          1995         1995
                                       ---------    ---------    ---------    ---------     ---------    ---------
NET ASSET VALUE --
BEGINNING OF PERIOD............         $ 15.72      $ 16.89      $ 16.20      $ 13.84       $ 11.48      $ 10.00
                                       --------     --------     --------     --------      --------      -------
Net investment income............          0.02(2)      0.05         0.02         0.05          0.03         0.04
Net realized gain (loss)
   and unrealized
  appreciation (depreciation)....          1.53        (1.10)        3.38         3.26          2.33         1.44
                                       --------     --------     --------     --------      --------      -------
    Total from investment
      operations.................          1.55        (1.05)        3.40         3.31          2.36         1.48
                                       --------     --------     --------     --------      --------      -------
Dividends from net investment
  income.........................           --        (0.07)       (0.07)       (0.07)          --           --
Distributions from net realized gain
  from investment transactions...           --        (0.05)       (2.64)       (0.88)           --           --
                                       --------     --------     --------     --------      --------      -------
    Total distributions..........           --        (0.12)       (2.71)       (0.95)           --           --
                                       --------     --------     --------     --------      --------      -------
NET ASSET VALUE-- END OF PERIOD..      $ 17.27      $ 15.72      $ 16.89      $ 16.20       $ 13.84      $ 11.48
                                       ========     ========     ========     ========      ========      =======
TOTAL RETURN.....................         9.86%(3)    -6.26%       23.07%       25.67%        20.56%(3)    14.80%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
   (thousands)                         $225,917    $284,018     $274,787     $199,088      $121,430      $66,736
Ratio of expenses to average net assets:
  Before expense reimbursement...         0.93%(4)    0.91%        0.95%        1.00%          1.00%(4)     1.00%(4)
  After expense reimbursement....         0.93%(4)    0.91%        0.95%        1.00%          1.00%(4)     1.00%(4)
Ratio of net investment income to
   average net assets:
  Before expense reimbursement...          0.22%(4)   0.35%        0.22%        0.39%          0.53%(4)     1.15%(4)
  After expense reimbursement....          0.22%(4)   0.35%        0.22%        0.39%          0.53%(4)     1.15%(4)
Portfolio turnover rate(3).......            20%        35%          34%          66%            57%          53%

(1) Commencement of Operations
(2) Net investment income per share is calculated using the ending balance of undistributed net investment loss prior to considerations of adjustments for permanent book and tax differences.
(3) Not Annualized
(4) Annualized


See notes to the financial statements.
22

                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                                         LKCM EQUITY FUND


                                                      SIX MONTHS         YEAR            YEAR     JANUARY 3, 1996(1)
                                                         ENDED           ENDED           ENDED          THROUGH
                                                     JUNE 30, 1999   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      (UNAUDITED)        1998            1997            1996
                                                     ------------    ------------    -------------   -------------
NET ASSET VALUE-- BEGINNING OF PERIOD...........        $ 14.39         $ 13.18         $ 11.70         $ 10.00
                                                        -------         -------         -------         -------

Net investment income...........................           0.06(2)         0.10            0.10            0.15
Net realized gain (loss) and unrealized
 appreciation (depreciation)....................           1.85            1.63            2.52            1.55
                                                        -------         -------         -------         -------
    Total from investment operations............           1.91            1.73            2.62            1.70
                                                        -------         -------         -------         -------

Dividends from net investment income............             --           (0.10)          (0.25)          --
Distributions from net realized gain from
  investment transactions.......................             --           (0.42)          (0.89)          --
                                                        -------         -------         -------         -------
    Total distributions.........................             --           (0.52)          (1.14)          --
                                                        -------         -------         -------         -------

NET ASSET VALUE-- END OF PERIOD.................        $ 16.30         $ 14.39         $ 13.18         $ 11.70
                                                        =======         =======         =======         =======
TOTAL RETURN....................................          13.27%(3)      13.11%           23.57%          17.00%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...........        $44,967        $41,069          $52,392         $34,608
Ratio of expenses to average net assets:
  Before expense reimbursement..................           0.80%(4)       1.02%            1.16%           1.32%(4)
  After expense reimbursement...................           0.92%(4)       0.80%            0.80%           0.80%(4)
Ratio of net investment income to average net assets:
  Before expense reimbursement..................           0.60%(4)       0.49%            0.57%           0.98%(4)
  After expense reimbursement...................           0.72%(4)       0.71%            0.93%           1.50%(4)
Portfolio turnover rate(3)......................             29%            45%              48%             79%

(1) Commencement of Operations
(2) Net investment income per share is calculated using the ending balance of undistributed net investment loss prior to considerations of adjustments for permanent book and tax differences.
(3) Not Annualized
(4) Annualized

See notes to the financial statements.
23

                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                        LKCM BALANCED FUND            LKCM FIXED                   LKCM
                                                                     INCOME FUND            INTERNATIONAL FUND

                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                         ENDED        ENDED        ENDED        ENDED         ENDED        ENDED
                                     JUNE 30, 1999 DECEMBER 31, JUNE 30, 1999 DECEMBER 31, JUNE 30, 1999 DECEMBER 31,
                                      (UNAUDITED)     1998      (UNAUDITED)     1998       (UNAUDITED)     1998
                                       ---------    ---------    ---------    ---------     ---------    ---------
NET ASSET VALUE --
  BEGINNING OF PERIOD............        $11.05      $ 10.00      $ 10.25      $ 10.00       $ 11.01      $ 10.00
                                         ------       ------      -------      -------       -------      -------
Net investment income............         0.10(1)       0.22         0.25(1)      0.54(2)     (0.03)(1)      0.04(1)
Net realized gain (loss) and unrealized
  appreciation (depreciation)....         0.80          1.05        (0.36)        0.17          0.23         0.97
                                        ------        ------       -------      -------       -------      -------
    Total from investment
      operations.................         0.90          1.27        (0.11)        0.71          0.20         1.01
                                        ------        ------       -------      -------       -------      -------
Dividends from net investment
  income.........................        (0.10)       (0.22)       (0.25)        (0.46)          --           --
Distributions from net realized gain
  from investment transactions...           --           --           --           --            --           --
                                        ------       ------       -------      -------       -------      -------
    Total distributions..........        (0.10)       (0.22)       (0.25)       (0.46)           --           --
                                        ------       ------       -------      -------       -------      -------
NET ASSET VALUE-- END OF PERIOD..       $11.85       $11.05       $ 9.89      $ 10.25        $ 11.21      $ 11.01
                                        ======       ======       =======      =======       =======      =======
TOTAL RETURN.....................         8.18%(3)    12.84%       -1.12%(3)     7.27%          1.82%(3)    10.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)   $4,444       $3,639      $19,397      $14,557        $58,127      $56,985
Ratio of expenses to average net assets:
  Before expense reimbursement...         2.04%(4)    4.59%         0.96%(4)     1.28%          1.47%(4)    1.40%
  After expense reimbursement....         0.80%(4)    0.80%         0.65%(4)     0.65%          1.20%(4)    1.20%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement...         0.51%(4)   -1.38%         5.08%(4)     4.66%          0.11%(4)    0.34%
  After expense reimbursement....         1.75%(4)    2.41%         5.39%(4)     5.29%          0.38%(4)    0.54%
Portfolio turnover rate(3).......           30%         39%           24%          82%           109%        196%

(1) Net investment income per share is calculated using the ending balance of undistributed net investment loss prior to considerations of adjustments for permanent book and tax differences.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3) Not Annualized
(4) Annualized

See notes to the financial statements.
24

                                   LKCM FUNDS
                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

A. ACCOUNTING POLICIES. LKCM Funds (the "Trust") is registered under the Investment Company Act as a diversified open-end, management company. The Trust was organized as a Delaware business trust on February 10, 1994 and consists of five series of shares comprising the LKCM Small Cap Equity Fund, the LKCM Equity Fund, the LKCM Balanced Fund, the LKCM Fixed Income Fund and the LKCM International Fund (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. Investment operations of the Funds began on July 14, 1994 (the LKCM Small Cap Equity Fund), January 3, 1996 (the LKCM Equity Fund), and December 30, 1997 (the LKCM Balanced Fund, the LKCM Fixed Income Fund and the LKCM International Fund). The LKCM Small Cap Equity Fund seeks to maximize capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation. The LKCM Balanced Fund seeks to provide investors with current income and capital appreciation. The LKCM Fixed Income Fund seeks to provide investors with current income. The LKCM International Fund seeks to provide investors with a total return in excess of the Morgan Stanley Capital International EAFE Index. The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements.

    1. SECURITY VALUATION: Securities listed on a U.S. securities exchange or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

    3. REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with broker-dealers or banks that meet the credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Small Cap Equity, Equity and International Funds intend to pay dividends and net capital gains distributions, if any, on an annual basis. The Balanced and Fixed Income Funds intend to pay dividends on a quarterly basis and net capital gain distributions, if any, on an annual basis.

    5. FOREIGN SECURITIES: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

    6. FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

    7. FORWARD CURRENCY OPTIONS AND FUTURES:
    The LKCM International Fund may purchase or sell listed or over- the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedge on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

    8. EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

    9. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    10. OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles required that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS: Luther King Capital Management Corporation (the "Adviser"), serves as the investment adviser to the Funds under an Investment Advisory Agreement (the "Agreement"). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor entered into a Subadvisory Agreement with TT International Investment Management (the "Sub-Adviser") for the LKCMInternational Fund. Pursuant to its Subadvisory Agreement with the Adviser, the Sub-Adviser is entitled to recevice a fee from the Adviser, calculated daily and payable quarterly, at the annual rate below as applied to the LKCM International Fund's daily net assets. The Adviser has voluntarily agreed to pay operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the six months ended June 30, 1999 the Adviser waived the following fees:

                                             LKCM           LKCM           LKCM          LKCM           LKCM
                                       SMALL CAP EQUITY    EQUITY        BALANCED    FIXED INCOME   INTERNATIONAL
                                             FUND           FUND           FUND          FUND           FUND
Annual Advisory Rate                         0.75%          0.70%          0.65%         0.50%         (1)(2)
Annual Cap on Expenses                       1.00%          0.80%          0.80%         0.65%          1.20%
Fees Waived                                   --           25,728         25,127        25,240         75,141

(1) The Adviser is entitled to receive a fee, calculated daily and payable quarterly, at the annual rate of 1.00% of the Fund's average daily net assets.

(2) Pursuant to its Subadvisory Agreement with the Adviser, the Sub-Adviser is entitled to receive a fee from the Advisor, calculated daily and payable quarterly, at the annual rate of 0.50%. Firstar Mutual Fund Services, LLC serves as custodian, transfer agent, administrator and accounting services agent for the Trust. Distribution services are performed pursuant to distribution contracts with First Data Distributors, Inc., the Trust's principal underwriter, and other broker-dealers.

C. SECURITY TRANSACTIONS: Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1999 were as follows:

                                                          PURCHASES                            SALES
                                              U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT        OTHER
                                               -------------     -------------    -------------     -------------
LKCM Small Cap Equity Fund                          --            $38,943,413          --            $58,112,579
LKCM Equity Fund                                    --             11,309,003          --             13,505,031
LKCM Balanced Fund                               $  50,463         1,528,267     $      334,139         849,998
LKCM Fixed Income Fund                           4,536,086         4,559,419          2,899,680         914,021
LKCM International Fund                             --             60,685,898          --             57,464,557

At June 30, 1999, cost and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:
                                                                                                         NET
                                                   COST          APPRECIATION    (DEPRECIATION)     APPRECIATION
                                               -------------     -------------    -------------     -------------
LKCM Small Cap Equity Fund                     $175,970,213       $62,025,130     ($13,731,926)      $48,293,204
LKCM Equity Fund                                 31,484,466        13,198,006        (207,055)        12,990,951
LKCM Balanced Fund                                3,863,115          628,687         (87,011)           541,676
LKCM Fixed Income Fund                           19,900,634          17,990          (459,326)          (441,336)
LKCM International Fund                          56,717,364        5,989,286       (3,411,968)        2,577,318

The LKCM Small Cap Equity Fund and LKCM Balanced Fund realized, on a tax basis, capital loss carryforwards of $609,640 and $19,458 which expire at December 31, 2006, respectively. These losses are available to offset future capital gains prior to distribution.

D. OTHER: At June 30, 1999, the percentage of total shares outstanding and the number of record shareholders owning 10% or greater of the
Funds were as follows:
                                                   NO. OF              %
                                                SHAREHOLDERS       OWNERSHIP
                                                -------------    -------------
LKCM Small Cap Equity Fund                            0               --
LKCM Equity Fund                                      1             34.12%
LKCM Balanced Fund                                    4             66.93%
LKCM Fixed Income Fund                                1             14.63%
LKCM International Fund                               2             61.05%

27